Investments in Companies Accounted for at Equity Method (Tables)	12 Months Ended
Dec. 31, 2019
Investments in Companies Accounted for at Equity Method [Abstract]
Schedule of group's investments in companies accounted for at equity
	December 31,
	2019	2018
Affiliated company	5	27
Joint venture – TSG	26,016	25,683
	26,021	25,710

Schedule of investment in TSG equity method
	2019	2018
Investment in companies accounted for at equity method
Shares	18,347	18,014
Capital note	7,669	7,669
	26,016	25,683
Long-term prepaid expenses, other accounts, and other investments
Dividend preference derivative at fair value through profit or loss	1,539	2,733

Schedule of fair value of TSG's dividend preference derivative
	December 31,
	2019	2018
Opening balance	2,733	2,400
Increase in fair value recognized in profit or loss	93	333
Currency exchange rate in other comprehensive income	213	-
Decrease due to dividend declared by TSG	(1,500)	-
Closing balance	1,539	2,733

Schedule of activity related to the company's investment in TSG
January 1, 2017	$24,022
Company's share of profit	1,134
Company's share of other comprehensive income	104
December 31, 2017	$25,260

Company's share of profit	365
Company's share of other comprehensive income	58
December 31, 2018	$25,683

Company's share of profit	1,771
Company's share of other comprehensive income	62
Company's Share in dividend declared by TSG	(1,500)
December 31, 2019	$26,016

Schedule of financial information of TSG
	2019	2018
Current assets	48,340	39,101
Noncurrent assets excluding goodwill	5,507	1,498
Current liabilities	(28,436)	(22,152)
Noncurrent liabilities	(8,625)	(3,750)
Equity	16,786	14,697
Company's share in TSG	50%	50%
	8,393	7,349
Excess cost of intangible assets net of deferred tax	7,787	8,498
Goodwill	9,836	9,836
Company's carrying amount of the investment in TSG	26,016	25,683

Schedule of operating results of TSG
	Year ended December 31,
	2019	2018	2017

Revenues	84,350	66,154	66,816
Net income	4,966	3,437	4,938
Other comprehensive income	124	116	208
Total comprehensive income	5,090	3,553	5,146

Company's share interest in TSG	50%	50%	50%
Company's share of total comprehensive income before amortization of excess cost of intangible assets net of tax	2,545	1,776	2,573
Amortization of excess cost of intangible assets net of tax	(712)	(1,353)	(1,335)
Company's share of total comprehensive income	1,833	423	1,238

Company's share of other comprehensive income	62	58	104
Company's share of profit	1,771	365	1,134
	1,833	423	1,238